RECLAMATION PROVISION (Tables)	3 Months Ended
Mar. 31, 2025
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	March 31, 2025	December 31, 2024
Balance at beginning of the period	$2,062	$2,195
Changes in estimates	-	84
Unwinding of discount	48	197
Effect of movements in exchange rates	9	(414)
Balance at end of the period	$2,119	$2,062